Background Information	12 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Background Information
1.	Background Information

BioVie Inc. (the “Company”) is a clinical-stage company pursuing the discovery, development, and commercialization of innovative drug therapies. We are currently focused on developing and commercializing BIV201 (continuous infusion terlipressin), a novel approach to the treatment of ascites due to chronic liver cirrhosis. Our therapy BIV201 is based on a drug that is approved in about 40 countries to treat related complications of liver cirrhosis (part of the same disease pathway as ascites), but not yet available in the United States. BIV201’s active agent is a potent vasoconstrictor and has shown efficacy for reducing portal hypertension in studies around the world. The goal is for BIV201 to interrupt the ascites disease pathway, thereby halting the cycle of accelerating fluid generation in ascites patients.

BioVie began administering BIV201 to patients in a Phase 2a clinical trial in patients with refractory ascites due to advanced liver cirrhosis at the McGuire Research Institute Inc. in Richmond, VA in September 2017. In April 2019, we announced top-line results and in June met with representatives of the FDA for a Type C Guidance Meeting to discuss the study results and plan our next clinical study. In July 2019, the FDA provided meeting minutes for the Company’s proposed randomized and controlled study design. In September we requested a Type B Meeting and subsequently submitted an extensive pre-meeting information package. In April 2020, the FDA provided a written response that provided new guidance regarding primary and secondary endpoints, BIV201 dosing levels, quality of life measures and other key aspects of the clinical trial design. In May 2020 they answered certain follow-up questions enabling the Company to complete the Phase 2 clinical trial protocol which will be finalized soon. The Phase 2 study will be used to guide the design of a pivotal Phase 3 clinical trial. We are developing a patent-pending novel liquid formulation of terlipressin for use in this study that is intended to improve convenience for outpatient administration and avoid potential formulation errors that may occur when pharmacists reconstitute the powder version.

BIV201 has the potential to improve the health of thousands of patients suffering from life-threatening complications of liver cirrhosis due to hepatitis, nonalcoholic steatohepatitis (NASH), and alcoholism. It has FDA Fast-Track status and Orphan Drug designation for the most common of these complications, ascites, which represents a significant unmet medical need. An Orphan drug that is first-to-market typically receives 7 years of market exclusivity in the United States for the designated use(s). The FDA has never approved any drug specifically for treating ascites. In addition, the Company has a pending patent application directed to proprietary liquid formulations of terlipressin for use in its planned Phase 2 and Phase 3 clinical trials, subject to FDA clearance, which could eventually provide up to 20 years of patent coverage in each country in which the Company seeks patent protection, such as the United States, if a patent issues according to the patent laws of the issuing country.

The BIV201 development program began at LAT Pharma LLC. On April 11, 2016, the Company acquired LAT Pharma LLC and the rights to its BIV201 development program. The Company currently owns all development and marketing rights to its drug candidate. The Company and PharmaIN, Corp. (“PharmaIN”), LAT Pharma’s former partner focused on the development of new modified drug candidates in the same therapeutic field but not including BIV201, had agreed to pay royalties equal to less than 1% of future net sales of each company's ascites drug development programs, or if such program is licensed to a third party, less than 5% of each company's net license revenues. On December 24, 2018, the Company returned its partial ownership rights to the PharmaIN modified terlipressin development program and simultaneously paid the remaining balance due on a related debt. PharmaIN, Corp.’s rights to our program remain unchanged.

The Company’s activities are subject to significant risks and uncertainties including failure to secure additional funding to properly execute the Company’s business plan.

On November 22, 2019, the Company effected the reverse stock split of 125 common stock for every 1 common stock. All share amounts have been updated to reflect the reverse stock split. The stock split was related to the Company’s planned up listing to NASDAQ Stock Market and potential future issuance and sales of our equity securities for ordinary corporate finance and general corporate purposes.